Right of Use Assets (Details) - Schedule of right of use assets - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Right Of Use Assets Abstract
Opening balance	$ 1,077,845	$ 377,035
Addition in the year	86,557	910,055
Translation adjustment	(97,700)	(4,328)
Amortization in the period	(152,002)	(204,917)
Closing balance	914,700	1,077,845
Allocation of right of use assets
Office lease	832,860	1,004,750
Car leases	81,840	73,095
Total right of use assets	$ 914,700	$ 1,077,845